Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
2025	$ 39,460
2026	472,619
2027	593,684
2028	1,137,129
2029 and thereafter	4,290,736
Total committed expenditures	$ 6,533,628